Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment, Reconciliation of Other Items from Segments to Consolidated	The following table includes capital expenditures by segment for the periods presented in these financial statements.

	December 31, 2025	December 31, 2024
	$	$
Tankers	2,995	4,841

Schedule of Segment Reporting Information, by Segment
The following tables include the Company’s revenues, expenses, other segment items, income from operations and equity income and gain on distribution from equity-accounted investment by segment, and reconciles such amounts to the Company’s consolidated net income before income tax for the periods presented in these financial statements:

	Year Ended December 31, 2025
	Tankers $	Marine Services and Other $	Total $
Revenues (1)	824,014	127,783	951,797
Voyage expenses	(317,373)	—	(317,373)
Vessel operating expenses	(131,011)	(109,950)	(240,961)
Charter hire expenses	(42,742)	(2,515)	(45,257)
Depreciation and amortization	(86,630)	—	(86,630)
General and administrative expenses	(46,568)	—	(46,568)
Gain on sale and write-down of assets	99,659	—	99,659
Restructuring charges (note 16) (1)	—	(5,568)	(5,568)
Income from operations	299,349	9,750	309,099

Equity income and gain on distribution from equity-accounted investment	9,617	—	9,617
Non-segment reconciling items:
Interest expense			(2,896)
Interest income			29,689
Other income			1,753
Net income before income tax			347,262
(1)Marine Services and Other includes severance costs of $5.6 million resulting from the termination of a management contract related to the Company's Australian operations; the severance costs were fully recovered from the customer, and the recovery is presented in revenues.

	Year Ended December 31, 2024
	Tankers $	Marine Services and Other $	Elimination (1) $	Total $
Revenues	1,106,278	123,058	—	1,229,336
Voyage expenses	(405,546)	—	—	(405,546)
Vessel operating expenses	(150,605)	(110,509)	—	(261,114)
Charter hire expenses	(74,379)	(416)	—	(74,795)
Depreciation and amortization	(93,582)	—	—	(93,582)
General and administrative expenses (2)	(48,833)	2,549	(320)	(46,604)
Gain on sale and write-down of assets	38,080	—	—	38,080
Restructuring charges (note 16)	(5,952)	—	320	(5,632)
Income from operations	365,461	14,682	—	380,143

Equity income	2,767	—	—	2,767
Non-segment reconciling items:
Interest expense				(7,472)
Interest income				24,076
Other income				4,558
Net income before income tax				404,072
(1)Relates to inter-segment transactions that are eliminated as part of consolidation.
(2)Marine Services and Other includes certain services which were provided to Tankers by the Entities under Common Control, which offset the corresponding expense in Tankers.

	Year Ended December 31, 2023
	Tankers $	Marine Services and Other $	Total $
Revenues	1,364,452	109,247	1,473,699
Voyage expenses	(474,371)	—	(474,371)
Vessel operating expenses	(148,960)	(100,313)	(249,273)
Charter hire expenses	(70,836)	—	(70,836)
Depreciation and amortization	(97,551)	—	(97,551)
General and administrative expenses (1)	(45,936)	2,269	(43,667)
Gain on sale of vessel	10,360	—	10,360
Restructuring charges (note 16)	(1,248)	(349)	(1,597)
Income from operations	535,910	10,854	546,764

Equity income	3,432	—	3,432
Non-segment reconciling items:
Interest expense			(27,713)
Interest income			10,952
Realized and unrealized gains on derivative instruments			449
Other expense			(1,402)
Net income before income tax			532,482
(1)Marine Services and Other includes certain services which were provided to Tankers by the Entities under Common Control, which offset the corresponding expense in Tankers.

Reconciliation of Assets from Segment to Consolidated
A reconciliation of total segment assets to total assets, presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2025 (1)	December 31, 2024 (1)
	$	$
Tankers	1,341,547	1,416,789
Marine Services and Other	44,754	40,061
Due from affiliates	2,804	5,230
Cash and cash equivalents	830,569	511,888
Short-term investments	22,000	—
Total assets	2,241,674	1,973,968